Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful accounts receivable, net	$ 101,000	$ 274,000
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	800,000,000	100,000,000
Common stock, shares issued	2,514,571	470,825
Common stock, shares outstanding	2,514,571	470,825
Treasury stock, shares reserved	10,990	0
Previously Reported [Member]
Allowance for doubtful accounts receivable, net		$ 274,000	$ 174,000
Preferred stock, par value		$ 1.00	$ 1.00
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		470,825	32,090
Common stock, shares outstanding		470,825	32,090